CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 USD ($)	Dec. 31, 2010 RUB
Cash and Cash Equivalents
Cash	$ 70.0	2,293.0	926.0
Cash equivalents:
Bank deposits	511.2	16,730.0	5,530.0
Investments in money market funds	439.1	14,371.0	969.0
Total cash and cash equivalents	1,020.3	33,394.0	7,425.0	5,930.0	226.9	3,025.0
Accounts Receivable, Net
Trade receivables	87.3	2,858.0	1,842.0
Allowance for doubtful accounts	(2.2)	(73.0)	(75.0)
Total accounts receivable, net	85.1	2,785.0	1,767.0
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	2.3	75.0	89.0	64.0
Charges to expenses	0.6	21.0	17.0	25.0
Utilization	(0.7)	(23.0)	(31.0)
Balance at the end of the period	2.2	73.0	75.0	89.0
Other Current Assets
Interest receivable	12.9	423.0	558.0
VAT reclaimable	21.5	704.0	502.0
Prepaid taxes	1.9	63.0	18.0
Other receivables	1.5	49.0	85.0
Loans granted	1.0	32.0
Inventory			8
Other	1.9	61.0	46.0
Total other current assets	40.7	1,332.0	1,217.0
Other Non-current Assets
Interest receivable	22.2	728.0
Loans to employees	13.7	447.0	199.0
Loans granted	7.5	246.0
VAT reclaimable	3.5	116.0	36.0
Other receivables	0.1	2.0	68.0
Marketable securities (Note 7)			39
Total other non-current assets	$ 47.0	1,539.0	342.0